Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	ARNI
Entity Registrant Name	Arno Therapeutics, Inc
Entity Central Index Key	0001195116
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 10,943,437	$ 6,678,344
Prepaid expenses and other current assets	203,516	296,948
Total current assets	11,146,953	6,975,292
Property and equipment, net	24,837	38,673
Deferred financing fees	1,709,530	0
Security deposit	10,455	10,455
Total assets	12,891,775	7,024,420
Current liabilities
Accounts payable	1,553,154	683,161
Accrued expenses and other current liabilities	1,652,159	1,188,041
Due to related party	28,268	84,756
Deferred rent	12,711	7,351
Total current liabilities	3,246,292	1,963,309
Convertible debentures, net	491,039	0
Derivative liabilities	21,420,276	3,705,472
Total liabilities	25,157,607	5,668,781
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock, $0.0001 par value, 35,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.0001 par value, 500,000,000 shares authorized, 36,364,942 and 36,304,942 shares issued and outstanding	3,611	3,605
Additional paid-in capital	37,631,339	36,865,034
Deficit accumulated during the development stage	(49,900,782)	(35,513,000)
Total stockholders' (deficit) equity	(12,265,832)	1,355,639
Total liabilities and stockholders' (deficit) equity	$ 12,891,775	$ 7,024,420

BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	35,000,000	35,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	36,364,942	36,304,942
Common stock, shares outstanding	36,364,942	36,304,942

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating expenses:
Research and development	$ 8,537,130	$ 5,690,836	$ 36,845,208
General and administrative	2,298,671	1,956,115	9,342,612
Total operating expenses	10,835,801	7,646,951	46,187,820
Loss from operations	(10,835,801)	(7,646,951)	(46,187,820)
Other income (expense):
Interest income	7,849	28,771	414,120
Interest expense	(6,361,029)	0	(7,621,128)
Other income (expense)	2,801,199	(290,933)	3,494,046
Total other income (expense)	(3,551,981)	(262,162)	(3,712,962)
Net loss	(14,387,782)	(7,909,113)	(49,900,782)
Preferred stock dividends	0	81,651
Net loss available to common stockholders	$ (14,387,782)	$ (7,990,764)
Net loss per share - basic and diluted	$ (0.4)	$ (0.23)
Weighted-average shares outstanding -basic and diluted	36,322,565	34,514,594

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	12 Months Ended						17 Months Ended	89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Stock based compensation for services	$ 722,811	$ 707,284	$ 249,286	$ 647,448	$ 1,131,218	$ 88,300	$ 9,700
Issuance of common shares pursuant to placement agent agreement	43,500
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770			13,509,510
Note discount arising from note conversion					475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion			(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit					(120,648)
Reverse merger transaction -previously issued Laurier common stock					120,648
Warrants issues to placement agents in connection with private placement and for services			464,720		480,400
Stock issued in conversion of convertible securities		0
Issuance of stock dividend in connection with conversion of preferred stock		0
Grant of restricted shares		115,168
Stock option exercise		6,480		2,600
Net loss	(14,387,782)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)	(49,900,782)
Ending Balance	(12,265,832)	1,355,639	8,435,820	1,575,751	7,862,408	(3,627,590)	(356,193)	(12,265,832)
Founders
Issuance of common shares							5,000
Private Placement
Issuance of common shares					17,690,037
Notes Payable
Stock issued in conversion of convertible securities					4,278,518
PREFERRED
Stock based compensation for services	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement (in shares)	0
Issuance of common shares pursuant to placement agent agreement	0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)			15,274,000
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770			1,527		0
Note discount arising from note conversion					0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion			0		0
Reverse merger transaction -previously issued Laurier common stock					0
Warrants issues to placement agents in connection with private placement and for services			0
Issuance of stock dividend in connection with conversion of preferred stock (in shares)		0
Issuance of stock dividend in connection with conversion of preferred stock		0
Grant of restricted shares		0
Stock option exercise		0		0
Net loss	0	0	0			0	0
Ending Balance (in shares)	0	0	15,274,000	0	0	0	0	0
Ending Balance	0	0	1,527	0	0	0	0	0
PREFERRED STOCK | PREFERRED
Stock issued in conversion of convertible securities (in shares)		(15,274,000)
Stock issued in conversion of convertible securities		(1,527)
Issuance of common shares (in shares)		0
Issuance of common shares		0
COMMON STOCK
Stock based compensation for services	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement (in shares)	60,000
Issuance of common shares pursuant to placement agent agreement	6
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770					0
Note discount arising from note conversion					0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion			0		0
Reverse merger transaction - elimination of accumulated deficit					0
Reverse merger transaction -previously issued Laurier common stock (in shares)					1,100,200
Reverse merger transaction -previously issued Laurier common stock					110
Warrants issues to placement agents in connection with private placement and for services			0
Issuance of stock dividend in connection with conversion of preferred stock (in shares)		319,074
Issuance of stock dividend in connection with conversion of preferred stock		32
Grant of restricted shares (in shares)		250,000
Grant of restricted shares		0
Stock option exercise (in shares)		49,844		20,000
Stock option exercise		5		2
Net loss	0	0	0			0	0
Ending Balance (in shares)	36,364,942	36,304,942	20,412,024	20,412,024	20,392,024	9,968,797	9,968,797	36,364,942
Ending Balance	3,611	3,605	2,041	2,041	2,039	997	997	3,611
COMMON STOCK | Founders
Issuance of common shares (in shares)							9,968,797
Issuance of common shares							997
COMMON STOCK | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)			0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770			0
Issuance of common shares (in shares)					7,360,689
Issuance of common shares					736
COMMON STOCK | Notes Payable
Stock issued in conversion of convertible securities (in shares)					1,962,338
Stock issued in conversion of convertible securities					196
COMMON STOCK | PREFERRED
Stock issued in conversion of convertible securities (in shares)		15,274,000
Stock issued in conversion of convertible securities		1,527
Additional paid-in capital
Stock based compensation for services	722,811	707,284	249,286	647,448	1,131,218	88,300	9,700
Issuance of common shares pursuant to placement agent agreement	43,494
Warrants issued for services					480,400
Note discount arising from note conversion feature					475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion			(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit					(120,648)
Reverse merger transaction -previously issued Laurier common stock					120,538
Warrants issues to placement agents in connection with private placement and for services			464,720
Stock issued in conversion of convertible securities		0
Issuance of stock dividend in connection with conversion of preferred stock		(32)
Grant of restricted shares		115,168
Stock option exercise		6,475		2,598
Net loss	0	0	0			0	0
Ending Balance	37,631,339	36,865,034	36,036,139	25,154,571	24,504,525	102,003	13,703	37,631,339
Additional paid-in capital | Founders
Issuance of common shares							4,003
Additional paid-in capital | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770			13,507,983
Issuance of common shares					17,689,301
Additional paid-in capital | Notes Payable
Stock issued in conversion of convertible securities					4,278,322
Deficit accumulated during the development stage
Stock based compensation for services	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement	0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770					0
Note discount arising from note conversion					0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion			0		0
Reverse merger transaction - elimination of accumulated deficit					0
Reverse merger transaction -previously issued Laurier common stock					0
Warrants issues to placement agents in connection with private placement and for services			0
Stock issued in conversion of convertible securities		0
Issuance of stock dividend in connection with conversion of preferred stock		0
Grant of restricted shares		0
Stock option exercise		0		0
Net loss	(14,387,782)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)
Ending Balance	(49,900,782)	(35,513,000)	(27,603,887)	(23,580,861)	(16,644,156)	(3,730,590)	(370,893)	(49,900,782)
Deficit accumulated during the development stage | Founders
Issuance of common shares							0
Deficit accumulated during the development stage | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770			0
Issuance of common shares					0
Deficit accumulated during the development stage | Notes Payable
Issuance of common shares					$ 0

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2008 COMMON STOCK	Dec. 31, 2010 PREFERRED STOCK
Stock issuance costs	$ 141,646	$ 1,299,770

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (14,387,782)	$ (7,909,113)	$ (49,900,782)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	13,836	11,677	114,980
Stock-based compensation	722,811	822,452	3,671,215
Change in fair value of derivative liability	(2,806,750)	284,692	(2,441,699)
Write-off of intangible assets	0	0	85,125
Warrants issued for services	0	0	480,400
Warrants issued in connection with note conversion	0	0	348,000
Note discount arising from beneficial conversion feature	0	0	475,391
Deferred rent	5,360	(7,397)	12,711
Loss on disposal of assets	0	2,677	5,357
Noncash interest expense	6,255,996	0	6,567,514
Changes in operating assets and liabilities
Prepaid expenses and other current assets	93,432	(49,448)	(203,516)
Restricted cash	0	44,018	0
Security deposit	0	(10,455)	(10,455)
Accounts payable	869,993	128,799	1,553,154
Accrued expenses	(130,170)	(166,926)	1,057,871
Due to related party	(56,488)	15,458	28,268
Net cash used in operating activities	(9,419,762)	(6,833,566)	(38,156,466)
Cash flows from investing activities
Purchase of property and equipment	0	(23,014)	(100,174)
Cash paid for intangible assets	0	0	(85,125)
Proceeds from related party advance	0	0	525,000
Repayment of related party advance	0	0	(525,000)
Net cash used in investing activities	0	(23,014)	(185,299)
Cash flows from financing activities
Proceeds from issuance of common stock to founders	0	0	5,000
Proceeds from issuance of preferred stock in private placement, net	0	0	13,974,230
Proceeds from issuance of common stock in private placement, net	0	0	17,690,037
Deferred financing fees paid	(1,172,345)	0	(1,217,345)
Proceeds from issuance of notes payable	0	0	1,000,000
Repayment of notes payable	0	0	(1,000,000)
Proceeds from issuance of convertible notes payable	0	0	3,967,000
Proceeds from issuance of convertible debentures payable	14,857,200	0	14,857,200
Proceeds from exercise of stock options	0	6,480	9,080
Net cash provided by financing activities	13,684,855	6,480	49,285,202
Net increase (decrease) in cash and cash equivalents	4,265,093	(6,850,100)	10,943,437
Cash and cash equivalents at beginning of period	6,678,344	13,528,444	0
Cash and cash equivalents at end of period	10,943,437	6,678,344	10,943,437
Supplemental schedule of cash flows information:
Cash paid for interest	105,034	0	185,034
Supplemental schedule of non-cash investing and financing activities:
Conversion of notes payable and interest to common stock	0	0	4,278,518
Common shares of Laurier issued in reverse merger transaction	0	0	110
Issuance of warrants in connection with private placement of convertible preferred units	0	0	3,340,421
Issuance of warrants in connection with private placement of convertible debentures	12,973,055	0	12,973,055
Issuance of common stock pursuant to placement agent agreement	43,500	0	43,500
Preferred stock dividends settled in common stock	$ 0	$ 319,074	$ 319,074

Description of Business	12 Months Ended
Dec. 31, 2012
Business Combination, Description [Abstract]
Description of Business

1. DESCRIPTION OF BUSINESS

Arno Therapeutics, Inc. (“Arno” or the “Company”) develops innovative drug candidates for the treatment of patients with cancer. The following is a summary of the Company’s product development pipeline:

·	Onapristone – Onapristone is an anti-progestin hormone blocker that has been shown to have considerable anti-tumor activity in patients with breast cancer. In prior clinical studies, onapristone has demonstrated a 56% objective response rate as a first line “hormone” treatment of breast cancer. In connection with the development of onapristone, the Company intends to develop a companion diagnostic product to selectively identify patients who express the activated form of the progesterone receptor and therefore may be more likely to benefit from treatment with onapristone. The Company is currently conducting pre-clinical toxicology studies and manufacturing activities and plans to file an investigational new drug application (“IND”) or foreign equivalent in 2013.

•	AR-42 – AR-42 is an orally available, broad spectrum inhibitor of both histone and non-histone deacetylation proteins, or Pan-DAC, which play an important role in the regulation of gene expression, cell growth and survival. AR-42 is currently being studied in an investigator-initiated Phase I/II clinical study in adult subjects with relapsed or refractory multiple myeloma, chronic lymphocytic leukemia (CLL), or lymphoma. The protocol has been amended to include a solid tumor dose escalation cohort which is currently open for patient enrollment.

•	AR-12 – AR-12 is a potentially first-in-class, orally available, targeted anti-cancer agent that has been shown in pre-clinical studies to inhibit phosphoinositide dependent protein kinase-1, or PDK-1, a protein in the PI3K/Akt pathway that is involved in the growth and proliferation of cells, including cancer cells. AR-12 has also been reported to cause cell death through the induction of endoplasmic reticulum stress and work is ongoing to further understand the mechanism of action. The Company is currently conducting a multi-centered Phase I clinical study of AR-12 in adult subjects with advanced or recurrent solid tumors or lymphoma.

The Company was incorporated in Delaware in March 2000 under the name Laurier International, Inc. (“Laurier”). Pursuant to an Agreement and Plan of Merger dated March 6, 2008 (as amended, the “Merger Agreement”), by and among the Company, Arno Therapeutics, Inc., a Delaware corporation formed on August 1, 2005 (“Old Arno”), and Laurier Acquisition, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Laurier Acquisition”), on June 3, 2008, Laurier Acquisition merged with and into Old Arno, with Old Arno remaining as the surviving corporation and a wholly-owned subsidiary of Laurier. Immediately following this merger, Old Arno merged with and into Laurier and Laurier’s name was changed to Arno Therapeutics, Inc. These two merger transactions are hereinafter collectively referred to as the “Merger.” Immediately following the Merger, the former stockholders of Old Arno collectively held 95% of the outstanding common stock of Laurier, assuming the issuance of all shares issuable upon the exercise of outstanding options and warrants, and all of the officers and directors of Old Arno in office immediately prior to the Merger were appointed as the officers and directors of Laurier immediately following the Merger. Further, Laurier was a non-operating shell company prior to the Merger. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction in substance, rather than a business combination, for accounting purposes. Accordingly, the Company treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. All costs incurred in connection with the Merger have been expensed. Upon completion of the Merger, the Company adopted Old Arno’s business plan.

Liquidity and Capital Resources	12 Months Ended
Dec. 31, 2012
Working Capital Information [Abstract]
Liquidity and Capital Resources

2. LIQUIDITY AND CAPITAL RESOURCES

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2012, its efforts have been principally devoted to developing its licensed technologies, recruiting personnel, establishing office facilities, and raising capital. Accordingly, the accompanying financial statements have been prepared in accordance with the provisions of Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” The Company has experienced net losses since its inception and has an accumulated deficit of approximately $49.9 million at December 31, 2012. The Company expects to incur substantial and increasing losses and have negative net cash flows from operating activities as it expands its technology portfolio and engages in further research and development activities, particularly the conducting of pre-clinical and clinical trials.

Cash resources as of December 31, 2012 were approximately $10.9 million, compared to $6.7 million as of December 31, 2011. Based on its resources at December 31, 2012 and the current plan of expenditure on continuing development of the Company’s current product candidates, the Company believes that it has sufficient capital to fund its operations through approximately the third quarter of 2013. However, the Company will need substantial additional financing in the future until it can achieve profitability, if ever. The Company’s continued operations will depend on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The success of the Company depends on its ability to discover and develop new products to the point of FDA approval and subsequent revenue generation and, accordingly, to raise enough capital to finance these developmental efforts. Management plans to raise additional equity capital or license one or more of its products to finance the continued operating and capital requirements of the Company. Amounts raised will be used to further develop the Company’s products, acquire additional product licenses and for other working capital purposes. While the Company will extend its best efforts to raise additional capital to fund all operations for the next 12 to 24 months, management can provide no assurances that the Company will be able to raise sufficient funds.

These factors raise substantial doubt about the Company's ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.

Merger and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Mergers Acquisitions and Dispositions Disclosures [Abstract]
The merger and basis of presentation

3. THE MERGER AND BASIS OF PRESENTATION

The accompanying audited financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the instructions to Form 10-K promulgated by the Securities and Exchange Commission (“SEC”).

(a) Description of the Merger and Private Placement Offering

The Company completed the Merger on June 3, 2008.   In accordance with the terms of the Merger, each share of common stock of Old Arno that was outstanding immediately prior to the Merger was exchanged for 1.99377 shares of the Company’s common stock.  In addition, all securities convertible into or exercisable for shares of Old Arno common stock outstanding immediately prior to the Merger were cancelled, and the holders thereof received similar securities convertible into or exercisable for the purchase of an aggregate of 1,611,760 shares of the Company’s common stock. In consideration for their shares of the Company’s pre-merger common stock, the Company’s shareholders received an aggregate of 19,291,824 shares of Laurier common stock.  Immediately prior to the effective time of the Merger, 1,100,200 shares of Laurier’s common stock were issued and outstanding. Upon completion of the Merger, the Old Arno shareholders owned approximately 95% of the Company’s issued and outstanding common stock, assuming the exercise of all of the issued and outstanding common stock options and warrants.

Following the Merger, the business conducted by the Company is the business conducted by Old Arno prior to the Merger. In addition, the directors and officers of Laurier were replaced by the directors and officers of Old Arno.

As a condition and immediately prior to the closing of the Merger, on June 2, 2008, Old Arno completed a private placement of its equity securities whereby it received gross proceeds of approximately $17,732,000 through the sale of approximately 3,691,900 shares of Old Arno Common Stock to selected accredited investors, which shares were exchanged for approximately 7,360,700 shares of Company Common Stock after giving effect to the Merger. Contemporaneously with the June 2008 private placement, the Old Arno’s outstanding 6% Notes (defined below) converted into 984,246 shares of Old Arno’s common stock and the holders of the Notes received warrants to purchase an aggregate of 98,409 shares of Old Arno common stock at an exercise price equal to $4.83 per share. The shares issued upon conversion were exchanged for an aggregate of approximately 1,962,338 shares of the Company’s Common Stock and the warrants were exchanged for five-year warrants to purchase an aggregate of approximately 196,189 shares of the Company’s Common Stock at an exercise price equal to $2.42 per share. See “Note 8. Convertible Debentures and Notes Payable.”

All references to share and per share amounts in these financial statements have been restated to retroactively reflect the number of common shares of Arno common stock issued pursuant to the Merger.

(b) Accounting Treatment of the Merger; Financial Statement Presentation

The Merger was accounted for as a reverse acquisition pursuant to Accounting Standards Codification (“ASC”) 805-40-25, which provides that the “merger of a private operating company into a non-operating public shell corporation with nominal net assets typically results in the owners and management of the private company having actual or effective operating control of the combined company after the transaction, with the shareholders of the former public shell continuing only as passive investors. These transactions are considered by the Securities and Exchange Commission to be capital transactions in substance, rather than business combinations. That is, the transaction is equivalent to the issuance of stock by the private company for the net monetary assets of the shell corporation, accompanied by a recapitalization.” Accordingly, the Merger has been accounted for as a recapitalization, and, for accounting purposes, Old Arno is considered the acquirer in a reverse acquisition.

Laurier’s  historical accumulated deficit for periods prior to June 3, 2008, in the amount of $120,538, was eliminated against additional-paid-in-capital, and the accompanying financial statements present the previously issued shares of Laurier common stock as having been issued pursuant to the Merger on June 3, 2008. The shares of common stock of the Company issued to the Old Arno stockholders in the Merger are presented as having been outstanding since August 2005 (the month when Old Arno first sold its equity securities).

Because the Merger was accounted for as a reverse acquisition under GAAP, the financial statements for periods prior to June 3, 2008 reflect only the operations of Old Arno.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates and assumptions principally relate to services performed by third parties but not yet invoiced, estimates of the fair value and forfeiture rates of stock options issued to employees, directors and consultants, valuation of derivatives and estimates of the probability and potential magnitude of contingent liabilities. Actual results could differ from those estimates.

(b) Cash and Cash Equivalents

The Company considers all highly liquid investments with a remaining maturity of three months or less at the time of acquisition to be cash equivalents.

(c) Deferred Financing Fees

Finance costs relating to debt issued are recorded as a deferred charge and amortized to interest expense over the expected term of the debt using the effective interest method.

(d) Prepaid Expenses

Prepaid expenses consist of payments made in advance to vendors relating to service contracts for clinical trial development, insurance policies and license fees. These advanced payments are amortized to expense either as services are performed or over the relevant service period using the straight line method.

(e) Property and Equipment

Property and equipment consist primarily of furnishings, fixtures, leasehold improvements and computer equipment and are recorded at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter.

Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

(f) Fair Value of Financial Instruments

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, accounts payable, accrued expenses, due to related parties, and warrant liability. The carrying amounts of these instruments reasonably approximate their fair values due to their short-term maturities.

(g) Convertible Debentures and Warrant Liability

The Company accounts for the convertible debentures and warrants issued in connection with the 2012 Purchase Agreement (see Note 8) and for the warrants issued in connection with the 2010 Purchase Agreement (see Note 10) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classify the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. The fair value of warrants issued by the Company, in connection with private placements of securities, has been estimated using a Monte Carlo simulation model and, in doing so, the Company’s management utilized a third-party valuation report. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error.

(h) Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions and is insured to the maximum limitations. Balances in these accounts may exceed federally insured limits at times, which expose the Company to institutional risk.

(i) Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated executive, human resources and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in the period when actual costs become known. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development expense.

(j) Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Share-based compensation is recognized only for those awards that are ultimately expected to vest.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

(k) Loss per Common Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Year Ended December 31,
	2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(14,387,782)			$(7,909,113)
Less: Preferred stock dividends	-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(14,387,782)	36,322,565	$(0.40)	$(7,990,764)	34,514,594	$(0.23)

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Potentially dilutive securities include:

	December 31, 2012	December 31, 2011
Options to purchase common stock	–	-

For the year ended December 31, 2012 and 2011, 165,810,057 and 15,817,737 shares of warrants, options and shares issuable under convertible debentures have been excluded from the computation of potentially dilutive securities, respectively, as their conversion and/or exercise prices are greater than the fair market price per common share as of December 31, 2012 and 2011, respectively.

(l) Comprehensive Loss

The Company has no components of other comprehensive loss other than its net loss, and accordingly, comprehensive loss is equal to net loss for all periods presented.

(m) Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the period in which the differences are expected to affect taxable income. The Company provides a valuation allowance when it appears more likely than not that some or all of the net deferred tax assets will not be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2012 and 2011 respectively. In addition, the Company had no amounts accrued for interest and penalties as of December 31, 2012 and 2011, respectively.

(n) Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued additional guidance relating to fair value measurement and disclosure requirements. For fair value measurements categorized in Level 3 of the fair value hierarchy, the new guidance requires (1) disclosure of quantitative information about unobservable inputs; (2) a description of the valuation processes used by the entity; and (3) a qualitative discussion about the sensitivity of the fair value measurements to changes in unobservable inputs and interrelationships between those unobservable inputs, if any. Entities must report the level in the fair value hierarchy of assets and liabilities that are not recorded at fair value in the statement of financial position but for which fair value is disclosed. The new requirements clarify that the concepts of highest and best use and valuation premise only apply to measuring fair value of nonfinancial assets. The new requirements also specify that in the absence of a Level 1 input, a reporting entity should incorporate a premium or discount in a fair value measurement if a market participant would take into account such an input in pricing an asset or liability. Additionally, the new guidance introduces an option to measure certain financial assets and financial liabilities with offsetting positions on a net basis if certain criteria are met. For public entities, these new requirements become effective for interim and annual periods beginning on or after December 15, 2011. These requirements are applicable to our fiscal year beginning January 1, 2012. The adoption of this new guidance did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2012 and 2011 consist of the following:

	2012	2011
Computer equipment and software	$17,721	$17,721
Office furniture and equipment	52,242	52,242
Leasehold improvements	8,449	8,449
Total property and equipment	78,412	78,412
Accumulated depreciation	(53,575)	(39,739)
Total property and equipment, net	$24,837	$38,673

Depreciation expense for the years ended December 31, 2012, 2011, and the period from August 1, 2005 (inception) through December 31, 2012, was $13,836, $11,677 and $69,979, respectively.

Intangible Assets and Intellectual Property	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Intellectual Property

6. INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

(a) Onapristone License Agreement

The Company’s rights to onapristone are governed by a license agreement with Invivis Pharmaceuticals, Inc. (“Invivis”), dated February 13, 2012. Under this agreement, the Company holds an exclusive, royalty-bearing license for the rights to commercialize onapristone for all therapeutic uses. The license agreement provides the Company with worldwide rights to onapristone with the exception of France; provided, however, that the Company has an option to acquire French commercial rights from Invivis upon notice to Invivis together with a cash payment.

The onapristone license agreement provides the Company with exclusive, worldwide rights to a U.S. provisional patent application that relates to assays for predictive biomarkers for anti-progestin efficacy. The Company intends to expand its patent portfolio by filing additional patent applications covering the use of onapristone and/or a companion diagnostic product. If the pending patent application issues, the issued patent would be scheduled to expire in 2031.

The Company made a one-time cash payment of $500,000 to Invivis upon execution of the license agreement on February 13, 2012. Additionally, Invivis will receive performance-based cash payments of up to an aggregate of $15.1 million upon successful completion of clinical and regulatory milestones relating to onapristone, which milestones include the marketing approval of onapristone in multiple indications in the United States or the European Union as well as Japan. The Company will make the first milestone payment to Invivis upon the dosing of the first subject in the first company sponsored Phase 1 clinical trial of onapristone, which is anticipated in the third quarter of 2013. In addition, the Company will pay Invivis low single digit sales royalties based on net sales of onapristone by the Company or any of its sublicensees. Pursuant to a separate services agreement, Invivis will provide the Company with certain clinical development support services, which includes the assignment of up to two full-time employees to perform such services, in exchange for a monthly cash payment.

Under the license agreement with Invivis, the Company also agreed to indemnify and hold Invivis and its affiliates harmless from any and all claims arising out of or in connection with the production, manufacture, sale, use, lease, consumption or advertisement of onapristone, provided, however, that the Company shall have no obligation to indemnify Invivis for claims that (a) any patent rights infringe third party intellectual property, (b) arise out of the gross negligence or willful misconduct of Invivis, or (c) result from a breach of any representation, warranty confidentiality obligation of Invivis under the license agreement. The license agreement will terminate upon the later of (i) the last to expire valid claim contained in the patent rights, and (ii) February 13, 2032. In general, Invivis may terminate the license agreement at any time upon a material breach by the Company to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or in the event the Company files for bankruptcy. The Company may terminate the agreement for any reason upon 90 days’ prior written notice.

(b) AR-12 and AR-42 License Agreements

The Company’s rights to both AR-12 and AR-42 are governed by separate license agreements with The Ohio State University Research Foundation (“Ohio State”) entered into in January 2008. Pursuant to each of these agreements, Ohio State granted the Company exclusive, worldwide, royalty-bearing licenses to commercialize certain patent applications, know-how and improvements relating to AR-42 and AR-12 for all therapeutic uses.

Pursuant to the Company’s license agreements for AR-12 and AR-42, the Company made one-time cash payments to Ohio State in the aggregate amount of $450,000 and reimbursed it for past patent expenses in the aggregate amount of approximately $174,000. Additionally, the Company will be required to make performance-based cash payments upon successful completion of clinical and regulatory milestones relating to AR-12 and AR-42 in the United States, Europe and Japan. The first milestone payment for each of the licensed compounds will be due when the first patient is dosed in the first Company sponsored Phase I clinical trial of each of AR-12 and AR-42. In October 2009, the Company remitted a milestone payment to Ohio State for the first patient dosed in the first Company sponsored Phase I clinical trial of AR-12. To the extent the Company enters into a sublicensing agreement relating to either or both of AR-12 or AR-42, it will be required to pay Ohio State a portion of all non-royalty income received from such sublicensee. The Company made no milestone payments under these license agreements during 2012. The Company does not expect to make any milestone payments under these agreements during 2013.

The license agreements with Ohio State further provide that the Company will indemnify Ohio State from any and all claims arising out of the death of or injury to any person or persons or out of any damage to property, or resulting from the production, manufacture, sale, use, lease, consumption or advertisement of either AR-12 or AR-42, except to the extent that any such claim arises out of the gross negligence or willful misconduct of Ohio State. The license agreements for AR-12 and AR-42 each expire on the later of (i) the expiration of the last valid claim contained in any licensed patent and (ii) 20 years after the effective date of the license. Ohio State will generally be able to terminate either license upon the Company’s breach of the terms of the license to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or the Company files for bankruptcy. The Company may terminate either license upon 90 days prior written notice.

(c) AR-67 License Agreement

The Company’s rights to AR-67 were governed by an October 2006 license agreement with the University of Pittsburgh (“Pitt”). Under this agreement, Pitt granted the Company an exclusive, worldwide, royalty-bearing license for the rights to commercialize technologies embodied by certain issued patents, patent applications and know-how relating to AR-67 for all therapeutic uses.

Under the terms of the license agreement with Pitt, the Company made a one-time cash payment of $350,000 to Pitt and reimbursed it for past patent expenses of approximately $373,000. Additionally, Pitt was entitled to receive performance-based cash payments upon successful completion of clinical and regulatory milestones relating to AR-67. The Company would have made the first milestone payment to Pitt upon the acceptance of the first new drug application by the FDA for AR-67. The Company was also required to pay to Pitt an annual maintenance fee of $200,000 upon the third and fourth anniversaries, $250,000 upon the fifth and sixth anniversaries, and $350,000 upon the seventh anniversary and annually thereafter and to pay Pitt a royalty equal to a percentage of net sales of AR-67, pursuant to the license agreement. The Company did not have any milestone payment obligations during 2012 under this license agreement.

Under the license agreement with Pitt, the Company also agreed to indemnify and hold Pitt and its affiliates harmless from any and all claims, actions, demands, judgments, losses, costs, expenses, damages and liabilities (including reasonable attorneys’ fees) arising out of or in connection with (i) the production, manufacture, sale, use, lease, consumption or advertisement of AR-67, (ii) the practice by the Company or any affiliate or sublicensee of the licensed patent; or (iii) any obligation of the Company under the license agreement unless any such claim is determined to have arisen out of the gross negligence, recklessness or willful misconduct of Pitt.

In January 2012, Pitt provided notice to the Company that it was in default of the terms of the license agreement for failing to pay the $250,000 annual maintenance fee. In March 2012, following the Company’s determination not to proceed with further development of AR-67, the parties agreed to terminate the license agreement. As a result, the Company no longer has rights in AR-67; however, the Company retains ownership of all data accumulated during the Company’s development of AR-67. On March 28, 2013, the Company entered into a settlement agreement with Pitt pursuant to which the Company agreed to make a one-time payment of $235,000 in full satisfaction of all obligations under the license agreement with Pitt. See Note 16. Subsequent Events.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

7. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Accrued compensation and related benefits	$304,772	$272,342
Accrued research and development expense	713,099	915,699
Accrued liquidated damages	594,288	–
Accrued other expense	40,000	–

Total accrued liabilities	$1,652,159	$1,188,041

Convertible Debentures and Notes Payable	12 Months Ended
Dec. 31, 2012
Convertible Notes Payable [Abstract]
Convertible Notes Payable

8. CONVERTIBLE DEBENTURES AND NOTES PAYABLE

On November 26, 2012, the Company entered into a Securities Purchase Agreement, or the 2012 Purchase Agreement, with a number of institutional and accredited investors pursuant to which the Company sold in a private placement an aggregate principal amount of $14,857,200 of three-year 8% Senior Convertible Debentures, or the Debentures. In accordance with the 2012 Purchase Agreement, as amended on December 13, 2012, the Company also issued five-year Series A warrants to purchase an aggregate of 49,524,003 shares of common stock at an initial exercise price of $0.50 per share and 18-month Series B warrants to purchase an aggregate of 49,524,003 shares of common stock at an initial exercise price of $0.30 per share. The sale of the Debentures and 2012 Warrants, which occurred in two closings on November 26, 2012 and December 18, 2012, resulted in aggregate gross proceeds of approximately $14.9 million, before deducting placement agent fees and other transaction-related expenses of approximately $1.2 million. The 2012 Warrants were valued at $12,430,525 (see Note 9).

The conversion price of the Debentures is subject to a “full-ratchet” anti-dilution provision, such that in the event the Company makes an issuance of common stock (subject to customary exceptions) at a price per share less than the applicable exercise price of the Debentures, the applicable conversion price will be reduced to the price per share applicable to such new issuance. However, after such time as the Company has raised at least $12 million in subsequent equity financings, the conversion price of the Debentures will be subject to a customary weighted-average price adjustment with respect to new issuances. This conversion feature of the Debentures is considered an embedded derivative and was accounted for separately from the Debentures and was valued at $7,548,500 (see Note 9).

Pursuant to the terms of a Registration Rights Agreement entered into on November 26, 2012 in connection with the Company’s entry into the 2012 Purchase Agreement, the Company agreed to file a registration statement under the Securities Act of 1933, as amended, covering the resale of: (i) 100% of the shares of common stock issuable as payment of accrued interest under the Debentures and upon exercise of the Series A Warrants; and (ii) 150% of the shares of common stock issuable upon conversion of the Debentures and upon exercise of the Series B Warrants (collectively, the “Registrable Securities”). The Company further agreed to cause such registration statement to be filed with 30 days following the date of the Registration Rights Agreement, or by December 26, 2012, and to cause such registration statement to be declared effective within 60 days following the date of the Registration Rights Agreement, or by January 25, 2013, or, if the registration statement was subject to review by the SEC, to cause such registration statement to be declared effective within 120 days following the date of the Registration Rights Agreement, or by March 26, 2013. If such registration statement, covering 100% of the Registrable Securities, was not declared effective by the SEC by the applicable date, the Company agreed to pay liquidated damages to the investors in the amount of 2% of each investor’s aggregate investment amount per month until the registration statement is declared effective or until such earlier time as the Registrable Securities may be traded pursuant to Rule 144. On March 25, 2013, the Company and holders of over two-thirds of the Debentures entered into an amendment to the Registration Rights Agreement, permitting the Company, in its sole discretion, to elect to pay such liquidated damages by issuing shares of common stock in lieu of cash (see Note 16).

The Company filed the registration statement on December 26, 2012, and, following the receipt of comments from the SEC on January 7, 2013, the Company filed an amendment to the registration statement on January 29, 2013. As of the date of this report, the registration statement has not been declared effective by the SEC, and the Company does not anticipate being able to register 100% of the Registrable Securities. Accordingly, because the registration statement was not declared effective by March 26, 2013, the investors are each entitled to liquidated damages in the amount of 2% of their investment amount per month until the Registrable Securities may be traded pursuant to Rule 144. Because Rule 144 will become available to the investors six months after the applicable closing date, the investors will be entitled to approximately two months’ of liquidated damages, or approximately $0.6 million in the aggregate.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of December 31, 2012.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has determined the fair value of certain liabilities using the market approach: the following tables present the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2012 and 2011:

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2012	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series A&B	$898,722	$-	$-	$898,722
Debenture conversion feature -2012	7,548,500	-	-	7,548,500
Warrant liability - 2012 placement agent	542,530	-	-	542,530
Warrant liability - 2012 Series A&B	12,430,525	-	-	12,430,525

Total	$21,420,277	$-	$-	$21,420,277

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2011	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series A&B	$3,705,472	$-	$-	$3,705,472

Total	$3,705,472	$-	$-	$3,705,472

The fair value of these derivative liabilities was estimated by management using a third party valuation report. The third-party estimated the value of the warrants using a Monte Carlo simulation model. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of our future expected stock prices and minimizes standard error. The changes in the fair value of these derivative liabilities are estimated quarterly after issuance and are recorded in other income (expense) on the statement of operations.

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at December 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2011	$(3,420,780)
Purchases, sales and settlements:
Warrants issued	-
Total gains or losses:
Unrealized depreciation	(284,692)
Balance at January 1, 2012	(3,705,472)
Purchases, sales and settlements:
Warrants and other derivatives issued	(20,521,555)
Total gains or losses:
Unrealized depreciation	2,806,750
Balance at December 31, 2012	$(21,420,277)

Significant assumptions used at December 31, 2012 and 2011for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:

	December 31, 2012	December 31, 2011

Weighted average term	3 years	4 years
Volatility	200%	120%
Risk-free interest rate	1.05%	0.83%

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity

10. STOCKHOLDERS’ EQUITY

(a)	Common Stock

On November 21, 2012, the Company amended its Amended & Restated Certificate of Incorporation to increase the number of shares of common stock that the Company is authorized to issue from 80,000,000 shares to 500,000,000 shares.

On April 25, 2011, the Company issued 250,000 shares of restricted common stock under the Company’s 2005 Stock Option Plan to its new Chief Executive Officer pursuant to his employment agreement. These shares vested in 12 equal monthly installments and have a total fair value of $172,750, or $0.69 per share, as estimated by management using a Monte Carlo simulation model using the significant assumptions described below in addition to a discount for the restrictions and, in doing so, utilizing a third-party valuation report.  The shares are recognized as compensation expense upon vesting. The shares are recognized as compensation expense upon vesting. The Company has recognized $57,584, $115,168 and $172,572 of compensation expense for the years ended December 31, 2012, 2011 and the period from inception to December 31, 2012, respectively, in connection with the restricted shares.

On February 9, 2011, the Company issued an aggregate of 15,274,000 shares of its common stock upon the automatic conversion of all 15,274,000 of its issued and outstanding shares of Series A Convertible Preferred Stock. In accordance with their terms, the shares Series A Convertible Preferred Stock automatically converted upon the effectiveness of the Company’s registration statement covering the resale under the Securities Act of 1933 of the shares of common stock issuable upon conversion of such preferred shares.  See Note 10(b) Preferred Stock,.  In addition, the Company elected to satisfy accrued dividends on the Series A Convertible Preferred Stock of $319,074 by issuing an additional 319,074 shares of common stock.

On November 15, 2010, the Company’s stockholders authorized the amendment of the Company’s amended and restated certificate of incorporation in order to effect a combination (reverse split) of its common stock at a ratio not to exceed one-for-eight, provided that the Company’s board of directors shall have absolute discretion to determine and fix the exact ratio of such combination (not to exceed one-for-eight) and the time at which such combination shall become effective, if ever.  The Company’s board of directors has taken no further action to implement a combination of our common stock and reserves the right to abandon the proposed reverse stock split in its sole discretion.

As of December 31, 2012, the Company has 36,364,942 shares of common stock issued and outstanding and an additional 116,286,054 shares of common stock reserved for issuance upon the exercise of outstanding options and warrants.

(b) Preferred Stock

On August 11, 2010, the Company amended and restated its certificate of incorporation, increasing the number of shares of preferred stock authorized for issuance thereunder from 10,000,000 to 35,000,000.

On September 3, 2010, the Company entered into a Securities Purchase and Registration Rights Agreement (the “2010 Purchase Agreement”), with a number of institutional and other accredited investors pursuant to which the Company sold in a private placement an aggregate of 15,274,000 shares of newly-designated Series A Convertible Preferred Stock, par value $0.0001 per share, or Series A Preferred Stock, at a per share purchase price of $1.00.  In accordance with the 2010 Purchase Agreement, the Company also issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. The terms of the Class A and Class B warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price of the Class A and Class B warrants will be adjusted based on the lower issuance price. The sale of the shares and warrants resulted in aggregate gross proceeds of approximately $15.3 million, before expenses.

The terms, conditions, privileges, rights and preferences of the Series A Convertible Preferred Stock are described in a Certificate of Designation filed with the Secretary of State of Delaware on September 3, 2010.

Each share of Series A Preferred Stock was initially convertible at the holder’s election into one share of common stock.  Upon the effective date of the registration statement on February 9, 2011, each share of Series A Preferred Stock automatically converted into one share of common stock. In addition, all outstanding warrants to purchase Series A Preferred Stock automatically converted into warrants to purchase common stock.

Issuance costs related to the financing were approximately $1.8 million, of which approximately $0.5 million was non-cash for issuance of warrants (“Placement Warrants”) to purchase 1,056,930 shares of the Company’s common stock at 110% of the Series A Preferred Stock purchase price per share to designees of Riverbank Capital Securities, Inc. (“Riverbank”), a related party controlled by several officers and/or directors of the Company (see Note 12), and I-Bankers Securities, Inc. (“IBS”), that acted as placement agents for the Company in connection with the private placement.

On February 9, 2011, the Company’s registration statement was declared effective and the 15,274,000 shares of Series A Convertible Preferred Stock converted into 15,274,000 shares of common stock. In addition, the Company elected to pay the $319,074 in accrued dividends in shares of common stock resulting in the issuance of 319,074 shares.

(c) Warrants

In accordance with the 2010 Purchase Agreement, the Company issued two-and-one-half-year Class A warrants to purchase an aggregate of 1,221,920 shares of Series A Preferred Stock at an initial exercise price of $1.00 per share and five-year Class B warrants to purchase an aggregate of 6,415,080 shares of Series A Preferred Stock at an initial exercise price of $1.15 per share. As noted above, all outstanding warrants to purchase shares of Series A Preferred Stock automatically converted into warrants to purchase common stock on February 9, 2011, when the Company’s registration statement was declared effective. The terms of the warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price will be adjusted based on the lower issuance price. Because of this anti-dilution provision and the inherent uncertainty as to the probability of future common share issuances, the Black-Scholes option pricing model the Company uses for valuing stock options could not be used.  Management used a Monte Carlo simulation model and, in doing so, utilized a third-party valuation report to determine the warrant liability to be approximately $0.9 million and approximately $3.7 million at December 31, 2012 and 2011, respectively. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error. This valuation is revised on a quarterly basis until the warrants are exercised or they expire with the changes in fair value recorded in other expense on the statement of operations.

Pursuant to the 2012 Purchase Agreement, the Company issued five-year Series A warrants to purchase an aggregate of 49,524,003 shares of common stock at an initial exercise price of $0.50 per share and 18-month Series B warrants to purchase an aggregate of 49,524,003 shares of common stock at an initial exercise price of $0.30 per share. The terms of the warrants contain an anti-dilutive price adjustment provision, such that, in the event the Company issues common shares at a price below the current exercise price of the warrants, the exercise price will be adjusted based on the lower issuance price. Because of this anti-dilution provision and the inherent uncertainty as to the probability of future common share issuances, the Black-Scholes option pricing model the Company uses for valuing stock options could not be used.  Management used a Monte Carlo simulation model and, in doing so, utilized a third-party valuation report to determine the warrant liability to be approximately $12.4 million at December 31, 2012

In connection with the 2012 offering of Debentures and Warrants, the Company engaged Maxim Group LLC, or Maxim Group, to serve as placement agent. In consideration for its services, the Company paid Maxim Group a placement fee of $1,035,000. In addition, the Company issued to Maxim Partners LLC, or Maxim Partners, an affiliate of Maxim Group, 60,000 shares of common stock and five-year warrants to purchase an additional 2,270,000 shares of common stock at an initial exercise price of $0.33 per share. The warrants issued to Maxim Partners are in substantially the same form as the Warrants issued to the investors, except that they do not include certain anti-dilution provisions contained in the Warrants. However, the placement warrants do contain a provision that could require the Company to repurchase the warrants from the holder under certain conditions. These placement warrants were valued at $542,530 (see Note 9).

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2012.

Grant Date	Warrants Issued	Exercise Price	Weighted Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	299,063	$2.42	$2.42	01/02/2013	-	299,063
06/02/2008	196,189	$2.42	$2.42	06/02/2013	-	196,189
09/03/2010	1,221,920	$0.53	$0.53	03/03/2013	-	1,221,920
09/03/2010	6,415,080	$0.56	$0.56	09/03/2015	-	6,415,080
09/03/2010	1,056,930	$1.10	$1.10	09/03/2015	-	1,056,930
11/26/2012	42,350,002	$0.30	$0.30	05/26/2014	-	42,350,002
12/18/2012	7,174,001	$0.30	$0.30	06/18/2014	-	7,174,001
11/26/2012	42,350,002	$0.50	$0.50	11/26/2017	-	42,350,002
11/26/2012	2,090,000	$0.33	$0.33	11/26/2017	-	2,090,000
12/18/2012	7,174,001	$0.50	$0.50	12/18/2017	-	7,174,001
12/18/2012	180,000	$0.33	$0.33	12/18/2017	-	180,000
	110,507,188		$0.43		-	110,507,188

Stock Option Plan	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Option Plan

11. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 2,990,655 shares of the Company’s common stock reserved for issuance under the 2005 Plan. On April 25, 2011, the Company’s Board of Directors approved an amendment to the 2005 Plan to increase the number of shares of common stock issuable thereunder to 7,000,000 shares. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board of Directors, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of December 31, 2012, an aggregate of 901,290 shares remained available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards. The Company issues unissued shares to satisfy stock options, warrants exercises and restricted stock awards.

No options were granted by the Company during the year ended December 31, 2012. For the year ended December 31, 2011, the Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the year ended December 31, 2011:

2011
Expected Volatility	87%
Expected Term	5-10 years
Dividend yield	0.0%
Risk-free interest rate	1.5-2.0%
Stock price	$0.69 - $0.72
Forfeiture rate	0.0%

The valuation assumptions were determined as follows:

·	Expected volatility – The expected volatility on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage.

·	Expected term – The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered historical data and expectations for the future to estimate employee exercise and post vest termination behavior. Consultant options are assigned an expected term equal to the maximum term of the option grant.

·	Dividend yield – The estimate for annual dividends is zero, because the Company has not historically paid dividends and does not intend to in the foreseeable future.

A summary of the status of the options issued under the Plan as of December 31, 2012, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2011	1,077,352	1,893,303	$1.36
Shares authorized for issuance	4,009,345	-	-
Options granted under the Plan	(5,054,317)	5,054,317	$1.03
Restricted stock granted under the Plan	(250,000)	-	-
Options exercised	-	(49,844)	$0.13
Options forfeited	269,221	(269,221)	$1.53
Balance at December 31, 2011	51,601	6,628,555	$1.31
Options forfeited	849,689	(849,689)	$1.00
Balance at December 31, 2012	901,290	5,778,866	$1.11	$-

Exercisable at December 31, 2012		3,566,669	$1.17	$-

The following table summarizes information about stock options outstanding at December 31, 2012:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	5,388,133	7.8	$1.00	3,175,936	$1.00
$2.42	299,066	3.6	$2.42	299,066	$2.42
$3.00	91,667	1.2	$3.00	91,667	$3.00
Total	5,778,866	7.6	$1.11	3,566,669	$1.17

Stock-based compensation costs for the years ended December 31, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through December 31, 2012, are as follows:

	Year Ended December 31,
	2012	2011	Period from August 1, 2005 (inception) through December 31, 2012
General and administrative	$441,983	$449,652	$1,986,610
Research and development	280,828	372,800	1,684,605
Total	$722,811	$822,452	$3,671,215

The fair value of options vested under the 2005 Plan was approximately $863,892 and $443,507 for the years ended December 31, 2012 and 2011, respectively, and approximately $3,218,757 for the period from August 1, 2005 (inception) through December 31, 2012.

At December 31, 2012, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $1.1 million which is expected to be recognized over a weighted-average vesting period of 1.5 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as underlying options vest.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

For the year ended December 31, 2012, the Company did not issue any options. For the year ended December 31, 2011, the Company issued options to purchase a total of 5,054,317 shares of common stock to employees and consultants with exercise prices ranging from $1.00 to $2.42 and terms of up to 10 years.  Of this total, 10-year options to purchase 2,354,379 shares at an exercise price of $1.00 were issued to the Company’s new President and Chief Executive Officer and 10-year options to purchase 1,750,000 shares at an exercise price of $1.00 were issued to the Company’s new Chief Medical Officer.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties

12. RELATED PARTIES

On June 1, 2009, the Company entered into a services agreement with Two River Consulting, LLC (“TRC”) to provide various clinical development, operational, managerial, accounting and financial, and administrative services to the Company for a period of one year. David M. Tanen, the Company’s then President, Secretary and director, Arie S. Belldegrun, the Chairman of the Board of Directors, and Joshua A. Kazam, a director until September 2010, are each partners of TRC. The terms of the Services Agreement were reviewed and approved by a special committee of the Company’s Board of Directors consisting of independent directors. None of the members of the special committee has any interest in TRC or the services agreement. As compensation for the services contemplated by the services agreement, the Company pays TRC a monthly cash fee of $55,000.   The services agreement with TRC expired on April 1, 2011 and until a new agreement is in place, TRC is billing the Company for actual hours worked on a monthly basis.  For the year ended December 31, 2012, TRC billed Arno $273,171 for services rendered, an average of approximately $22,764 per month.

 On occasion, some of the Company’s expenses are paid by TRC. No interest is charged by TRC on any outstanding balance owed by the Company. For the years ended December 31, 2012 and 2011 and for the period from August 1, 2005 (inception) through December 31, 2012, total cash services and reimbursed expenses totaled $327,452, $655,923 and $2,131,217, respectively. As of December 31, 2012 the Company had a payable to TRC of $28,268, which was paid in full during the first two months of 2013.

The financial condition and results of operations of the Company, as reported, are not necessarily indicative of results that would have been reported had the Company operated completely independently.

Pension Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension Plan

13. PENSION PLAN

On October 1, 2007, the Company adopted a 401(k) savings plan (the “401(k) Plan”) for the benefit of its employees. Under the 401(k) Plan, the Company was required to make contributions equal to 3% of eligible compensation for each eligible employee whether or not the employee contributes to the 401(k) Plan. During 2011, the Company terminated the 401(k) Plan. For the years ended December 31, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through December 31, 2012, the Company has recorded $0, $0 and $16,064 of matching contributions to the 401(k) Plan.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax

14. INCOME TAXES

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities, based on the differences between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The income tax returns of the Company are subject to examination by federal and state taxing authorities. Such examination could result in adjustments to net income or loss, which changes could affect the income tax liabilities of the Company. The Company’s tax returns are open for inspection for all tax years from 2008 to present.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2012, 2011 and the period from August 1, 2005 (inception) through December 31, 2012 and as of December 31, 2012 and 2011, had no amounts accrued for interest and penalties.

At December 31, 2012, the Company had no Federal income tax expense or benefit but did have Federal tax net operating loss carry-forwards of approximately $26.2 million. The federal net operating loss carry-forwards will begin to expire in 2026, unless previously utilized.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets at December 31, 2012 and 2011 are shown below.

	For Years Ended December 31,
	2012	2011
Non-current deferred tax assets
Research tax credit	$2,005,000	$1,631,000
Net operating loss carry forwards	15,700,000	11,720,000
Stock based compensation	446,000	848,000
Total deferred tax assets	18,151,000	14,199,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(10,000)
Total net deferred tax assets	18,141,000	14,189,000
Valuation allowance	(18,141,000)	(14,189,000)
Net deferred tax assets	$-	$-

The Company records a valuation allowance for temporary differences for which it is more likely than not that the Company will not receive future tax benefits. At December 31, 2012 and 2011 the Company recorded valuation allowances of $18.6 million and $14.2 million, respectively, representing a change in the valuation allowance of $4.4 million for the previous fiscal year-ends, due to the uncertainty regarding the realization of such deferred tax assets, to offset the benefits of net operating losses generated during those years.

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2012 and 2011 are as follows:

	2012		2011
	Amount	Rate	Amount	Rate

Federal tax	$(3,388,000)	34.0%	$(2,689,000)	34.0%
State tax	(592,000)	5.9%	(390,000)	5.9%
R&D Credit	(373,000)	2.7%	(339,000)	4.37%
Incentive stock options	(30,000)	4.7%	(48,000)	7.8%
Valuation allowance	4,383,000	(47.3)%	3,466,000	(52.1)%
Net	$-	-	$-	-

There was no income tax benefit recorded for the years ended December 31, 2012 and 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure

15. COMMITMENTS AND CONTINGENCIES

On March 31, 2011, the Company exercised its early termination option on the Parsippany, NJ office lease, submitting written notice to the landlord and making a payment of $53,641.  The Company continued to make monthly lease payments under the Parsippany lease through December 31, 2011, at which time, this lease terminated.

On August 4, 2011, the Company entered into a lease for new office space of approximately 4,168 square feet in Flemington, New Jersey (the “Flemington Lease”). The lease commencement date was November 17, 2011, with lease payments beginning in February 2012.  The lease expiration date is three years from the rent commencement date.  The Company provided a cash security deposit of $10,455, or two months’ base rent.  The Company is also responsible for payment of its share of common area maintenance costs and taxes. The aggregate remaining minimum future payments under the Flemington Lease at December 31, 2012 are approximately $150,531 including common area maintenance charges and taxes. The Flemington Lease contains a three-month free rent period and annual escalations, as such, the Company accounts for rent expense on a straight-line basis. The Company recognized $85,362 and $7,351 in rent expense for the Flemington Lease for the years ended December 31, 2012 and 2011, respectively.

Future minimum lease payments under operating leases as of December 31, 2012 are as follows:

2013	$69,981
2014	71,816
2015	8,734

Total future minimum lease payments	$150,531

On April 21, 2011, the Company entered into an employment agreement with Glenn Mattes, as its Chief Executive Officer, with an effective commencement date of employment beginning on April 25, 2011. The agreement provides for a term of three years, expiring on April 25, 2014, and initial base salary of $100,000. On and after the first anniversary date of the effective commencement date, Mr. Mattes’ base salary shall be increased to $350,000. In addition, Mr. Mattes is eligible to receive an annual target performance bonus of up to 50% of his base salary, but up to $175,000 during the first year of employment. Additionally, the Company shall issue to Mr. Mattes, 250,000 shares of restricted common stock. These shares vest in 12 equal monthly installments and have a total fair value of $172,750, or $0.69 per share, as estimated by management using a Monte Carlo simulation model using the significant assumptions described below in addition to a discount for the restrictions and, in doing so, utilizing a third-party valuation report.  The shares are recognized as compensation expense upon vesting. The Company has recognized $57,584, $115,168 and $172,572 of compensation expense for the years ended December 31, 2012, 2011 and the period from inception to December 31, 2012, respectively, in connection with the restricted shares.

In addition, Mr. Mattes was granted 10-year options to purchase a total of 2,354,379 shares of the Company’s common stock at an exercise price equal to $1.00 per share.  Options relating to 60% of such shares are designated as “Employment Options” and options relating to the remaining 40% of the shares are designated as “Performance Options.”   The right to purchase 25% of the shares subject to the Employment Options vested on April 25, 2012, and thereafter the remaining shares subject to the Employment Options will vest and become exercisable in 24 equal monthly installments.  The right to purchase the shares subject to the Performance Options shall vest and become exercisable, if at all, in three equal annual installments during the Term, subject to the successful achievement of specific performance objectives to be established by the Board.    The Employment Options, Performance Options, and Restricted Shares were awarded to Mr. Mattes pursuant to the Plan. The employment agreement also entitles Mr. Mattes to certain change of control and severance benefits.

On June 22, 2011, the Company entered into an employment agreement with Alexander Zukiwski, M.D., as its Chief Medical Officer, with an effective commencement date of employment beginning on June 22, 2011. The agreement provides for a term of three years, expiring on June 22, 2014, and initial base salary of $375,000. The Employment Agreement further provides that, subject to the successful achievement of specific performance objectives to be established by the Board, Dr. Zukiwski will be eligible to receive an annual performance bonus of up to 50% of his annualized base salary.  The Company has also agreed to reimburse Dr. Zukiwski in an amount up to $200,000 for expenses incurred in connection with the relocation of Dr. Zukiwski’s primary residence to the northern New Jersey area. As of March 29, 2013, Dr. Zukiwski has not relocated to the northern New Jersey area and the Company has not reimbursed him for any moving expenses.

In addition, Dr. Zukiwski was granted 10-year options to purchase a total of 1,750,000 shares of the Company’s common stock at an exercise price equal to $1.00 per share.  Options relating to 50% of such shares are designated as “Employment Options” and options relating to the remaining 50% of the shares are designated as “Performance Options.”  The right to purchase 25% of the shares subject to the Employment Options will vested on June 22, 2012, and thereafter the remaining shares subject to the Employment Options will vest and become exercisable in 24 equal monthly installments.  The right to purchase the shares subject to the Performance Options shall vest and become exercisable, if at all, in three equal annual installments during the Term, subject to the successful achievement of specific performance objectives to be established by the Board. The employment agreement also entitles Dr. Zukiwski to certain change of control and severance benefits.

The Company has entered into various contracts with third parties in connection with the development of the licensed technology described in Note 6.

The aggregate minimum commitment under these contracts as of December 31, 2012 is approximately $4.5 million, all expected to be due during 2013 and 2014.

In the normal course of business, the Company enters into contracts that contain a variety of indemnifications with its employees, licensors, suppliers and service providers. Further, the Company indemnifies its directors and officers who are, or were, serving at the Company’s request in such capacities. The Company’s maximum exposure under these arrangements is unknown as of December 31, 2012. The Company does not anticipate recognizing any significant losses relating to these arrangements.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

In January 2012, the Company received a notice from the University of Pittsburgh, or Pitt, claiming that the Company was in default under its license agreement relating to AR-67 for failure to pay a $250,000 annual license fee under the terms of that agreement and providing the Company with 60 days’ notice to remedy the default. On March 29, 2012, following the Company’s determination not to proceed with further development of AR-67, the Company agreed with Pitt to terminate the license agreement. In February 2013, Pitt commenced an action in the Court of Common Pleas of Allegheny County, Pennsylvania, seeking damages of $250,000, plus interest and costs, based on its claim that the Company breached the license agreement by failing to pay the annual license fee. On March 28, 2013, the Company entered into a settlement agreement with Pitt pursuant to which the Company agreed to pay $235,000 in full satisfaction of all remaining obligations under the license agreement.

On January 30, 2013, the Company’s Board of Directors appointed Randy Thurman as a director of the Company. Mr. Thurman, age 63, is an Operating Executive at AEA Investments LP, a private equity firm. As consideration for his service on the Board, Mr. Thurman will receive an annual cash stipend of $50,000, payable quarterly in arrears. In addition, Mr. Thurman was granted a 10-year option under the 2005 Plan to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.30 per share. The right to purchase one-third of the shares subject to the option vested immediately and the remaining shares subject to the option will vest and become exercisable in two equal annual installments on the first and second anniversaries of Mr. Thurman’s appointment. Mr. Thurman will also receive additional option grants on an annual basis, consistent with the Board’s compensation plan for non-employee directors.

On March 25, 2013, the Company and holders of approximately 80% of the Debentures sold pursuant to the 2012 Purchase Agreement entered into an amendment to the Registration Rights Agreement (see Note 8), permitting the Company, in its sole discretion, to elect to pay liquidated damages resulting from the Company’s failure to successfully cause the registration statement covering the resale of 100% of the Registrable Securities to be declared effective by the SEC by March 26, 2013, by issuing shares of common stock in lieu of cash. If electing to issue shares in lieu of paying cash, the Company shall issue to each investor a number of shares of common stock equal to (a) the aggregate amount of liquidated damages that the Company is electing to pay to such investor in the form of shares, divided by (b) thirty cents ($0.30). Pursuant to the terms of the Registration Rights Agreement, because holders of over two-thirds of the Debentures consented in writing to the March 25, 2013 amendment, such amendment is binding on all holders of Registrable Securities. On March 27, 2013, in accordance with the amendment to the Registration Rights Agreement, the Company issued an aggregate of 990,477 shares of common stock to the investors in lieu of an aggregate cash payment of $297,144, representing the first monthly installment of liquidated damages under the Registration Rights Agreement, as amended.

In late March 2013, the Company sought the agreement of the Debenture holders to amend their respective Debentures to provide for the accrual of all interest payments under such Debentures until the applicable maturity date in November or December of 2015, with such interest accruing at the rate of 8% per annum, compounding quarterly. As of March 28, 2013, the Company had entered into such amendments with the holders of Debentures in the aggregate principal amount of $7,875,000.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates and assumptions principally relate to services performed by third parties but not yet invoiced, estimates of the fair value and forfeiture rates of stock options issued to employees, directors and consultants, valuation of derivatives and estimates of the probability and potential magnitude of contingent liabilities. Actual results could differ from those estimates.

Cash and cash equivalents	(b) Cash and Cash Equivalents The Company considers all highly liquid investments with a remaining maturity of three months or less at the time of acquisition to be cash equivalents.
Deferred financing fees

(c) Deferred Financing Fees

Finance costs relating to debt issued are recorded as a deferred charge and amortized to interest expense over the expected term of the debt using the effective interest method.

Prepaid Expenses

(d) Prepaid Expenses

Prepaid expenses consist of payments made in advance to vendors relating to service contracts for clinical trial development, insurance policies and license fees. These advanced payments are amortized to expense either as services are performed or over the relevant service period using the straight line method.

Property and Equipment

(e) Property and Equipment

Property and equipment consist primarily of furnishings, fixtures, leasehold improvements and computer equipment and are recorded at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter.

Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

Fair Value of Financial Instruments

(f) Fair Value of Financial Instruments

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, accounts payable, accrued expenses, due to related parties, and warrant liability. The carrying amounts of these instruments reasonably approximate their fair values due to their short-term maturities.

Convertible Debentures and Warrant Liability [Policy Text Block]

(g) Convertible Debentures and Warrant Liability

The Company accounts for the convertible debentures and warrants issued in connection with the 2012 Purchase Agreement (see Note 8) and for the warrants issued in connection with the 2010 Purchase Agreement (see Note 10) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classify the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. The fair value of warrants issued by the Company, in connection with private placements of securities, has been estimated using a Monte Carlo simulation model and, in doing so, the Company’s management utilized a third-party valuation report. The Monte Carlo simulation is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of the Company’s future expected stock prices and minimizes standard error.

Concentration of Credit Risk

(h) Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions and is insured to the maximum limitations. Balances in these accounts may exceed federally insured limits at times, which expose the Company to institutional risk.

Research and Development

(i) Research and Development

Research and development costs are charged to expense as incurred. Research and development includes employee costs, fees associated with operational consultants, contract clinical research organizations, contract manufacturing organizations, clinical site fees, contract laboratory research organizations, contract central testing laboratories, licensing activities, and allocated executive, human resources and facilities expenses. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial and the invoices received from its external service providers. As actual costs become known, the Company adjusts its accruals in the period when actual costs become known. Costs related to the acquisition of technology rights and patents for which development work is still in process are charged to operations as incurred and considered a component of research and development expense.

Stock-based compensation

(j) Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Share-based compensation is recognized only for those awards that are ultimately expected to vest.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

Loss per Common Share

(k) Loss per Common Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

	For the Year Ended December 31,
	2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(14,387,782)			$(7,909,113)
Less: Preferred stock dividends	-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(14,387,782)	36,322,565	$(0.40)	$(7,990,764)	34,514,594	$(0.23)

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

Potentially dilutive securities include:

	December 31, 2012	December 31, 2011
Options to purchase common stock	–	-

For the year ended December 31, 2012 and 2011, 165,810,057 and 15,817,737 shares of warrants, options and shares issuable under convertible debentures have been excluded from the computation of potentially dilutive securities, respectively, as their conversion and/or exercise prices are greater than the fair market price per common share as of December 31, 2012 and 2011, respectively.

Comprehensive Loss	(l) Comprehensive Loss The Company has no components of other comprehensive loss other than its net loss, and accordingly, comprehensive loss is equal to net loss for all periods presented.
Income Taxes

(m) Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the period in which the differences are expected to affect taxable income. The Company provides a valuation allowance when it appears more likely than not that some or all of the net deferred tax assets will not be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2012 and 2011 respectively. In addition, the Company had no amounts accrued for interest and penalties as of December 31, 2012 and 2011, respectively.

Recently Issued Accounting Pronouncements

(n) Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued additional guidance relating to fair value measurement and disclosure requirements. For fair value measurements categorized in Level 3 of the fair value hierarchy, the new guidance requires (1) disclosure of quantitative information about unobservable inputs; (2) a description of the valuation processes used by the entity; and (3) a qualitative discussion about the sensitivity of the fair value measurements to changes in unobservable inputs and interrelationships between those unobservable inputs, if any. Entities must report the level in the fair value hierarchy of assets and liabilities that are not recorded at fair value in the statement of financial position but for which fair value is disclosed. The new requirements clarify that the concepts of highest and best use and valuation premise only apply to measuring fair value of nonfinancial assets. The new requirements also specify that in the absence of a Level 1 input, a reporting entity should incorporate a premium or discount in a fair value measurement if a market participant would take into account such an input in pricing an asset or liability. Additionally, the new guidance introduces an option to measure certain financial assets and financial liabilities with offsetting positions on a net basis if certain criteria are met. For public entities, these new requirements become effective for interim and annual periods beginning on or after December 15, 2011. These requirements are applicable to our fiscal year beginning January 1, 2012. The adoption of this new guidance did not have a material effect on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Life Of Property and Equipment
Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

Basic and Diluted Loss Per Share
	For the Year Ended December 31,
	2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(14,387,782)			$(7,909,113)
Less: Preferred stock dividends	-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(14,387,782)	36,322,565	$(0.40)	$(7,990,764)	34,514,594	$(0.23)

Potentially Dilutive Securities	Potentially dilutive securities include:
	December 31, 2012	December 31, 2011
Options to purchase common stock	–	-

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment as of December 31, 2012 and 2011 consist of the following:

	2012	2011
Computer equipment and software	$17,721	$17,721
Office furniture and equipment	52,242	52,242
Leasehold improvements	8,449	8,449
Total property and equipment	78,412	78,412
Accumulated depreciation	(53,575)	(39,739)
Total property and equipment, net	$24,837	$38,673

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

Accrued liabilities as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Accrued compensation and related benefits	$304,772	$272,342
Accrued research and development expense	713,099	915,699
Accrued liquidated damages	594,288	–
Accrued other expense	40,000	–

Total accrued liabilities	$1,652,159	$1,188,041

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis

The Company has determined the fair value of certain liabilities using the market approach: the following tables present the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2012 and 2011:

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2012	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series A&B	$898,722	$-	$-	$898,722
Debenture conversion feature -2012	7,548,500	-	-	7,548,500
Warrant liability - 2012 placement agent	542,530	-	-	542,530
Warrant liability - 2012 Series A&B	12,430,525	-	-	12,430,525

Total	$21,420,277	$-	$-	$21,420,277

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2011	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series A&B	$3,705,472	$-	$-	$3,705,472

Total	$3,705,472	$-	$-	$3,705,472

Summary of Changes in Fair Value of Liabilities

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at December 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2011	$(3,420,780)
Purchases, sales and settlements:
Warrants issued	-
Total gains or losses:
Unrealized depreciation	(284,692)
Balance at January 1, 2012	(3,705,472)
Purchases, sales and settlements:
Warrants and other derivatives issued	(20,521,555)
Total gains or losses:
Unrealized depreciation	2,806,750
Balance at December 31, 2012	$(21,420,277)

Schedule of Derivative Liabilities at Fair Value

Significant assumptions used at December 31, 2012 and 2011for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:

	December 31, 2012	December 31, 2011

Weighted average term	3 years	4 years
Volatility	200%	120%
Risk-free interest rate	1.05%	0.83%

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Summary of All Outstanding Warrants to Purchase Shares of Common Stock

Below is a table that summarizes all outstanding warrants to purchase shares of the Company’s common stock as of December 31, 2012.

Grant Date	Warrants Issued	Exercise Price	Weighted Average Exercise Price	Expiration Date	Exercised	Warrants Outstanding
01/02/2008	299,063	$2.42	$2.42	01/02/2013	-	299,063
06/02/2008	196,189	$2.42	$2.42	06/02/2013	-	196,189
09/03/2010	1,221,920	$0.53	$0.53	03/03/2013	-	1,221,920
09/03/2010	6,415,080	$0.56	$0.56	09/03/2015	-	6,415,080
09/03/2010	1,056,930	$1.10	$1.10	09/03/2015	-	1,056,930
11/26/2012	42,350,002	$0.30	$0.30	05/26/2014	-	42,350,002
12/18/2012	7,174,001	$0.30	$0.30	06/18/2014	-	7,174,001
11/26/2012	42,350,002	$0.50	$0.50	11/26/2017	-	42,350,002
11/26/2012	2,090,000	$0.33	$0.33	11/26/2017	-	2,090,000
12/18/2012	7,174,001	$0.50	$0.50	12/18/2017	-	7,174,001
12/18/2012	180,000	$0.33	$0.33	12/18/2017	-	180,000
	110,507,188		$0.43		-	110,507,188

Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model
The following assumptions were used for the year ended December 31, 2011:

2011
Expected Volatility	87%
Expected Term	5-10 years
Dividend yield	0.0%
Risk-free interest rate	1.5-2.0%
Stock price	$0.69 - $0.72
Forfeiture rate	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding

A summary of the status of the options issued under the Plan as of December 31, 2012, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2011	1,077,352	1,893,303	$1.36
Shares authorized for issuance	4,009,345	-	-
Options granted under the Plan	(5,054,317)	5,054,317	$1.03
Restricted stock granted under the Plan	(250,000)	-	-
Options exercised	-	(49,844)	$0.13
Options forfeited	269,221	(269,221)	$1.53
Balance at December 31, 2011	51,601	6,628,555	$1.31
Options forfeited	849,689	(849,689)	$1.00
Balance at December 31, 2012	901,290	5,778,866	$1.11	$-

Exercisable at December 31, 2012		3,566,669	$1.17	$-

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2012:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	5,388,133	7.8	$1.00	3,175,936	$1.00
$2.42	299,066	3.6	$2.42	299,066	$2.42
$3.00	91,667	1.2	$3.00	91,667	$3.00
Total	5,778,866	7.6	$1.11	3,566,669	$1.17

Stock-Based Compensation Costs

Stock-based compensation costs for the years ended December 31, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through December 31, 2012, are as follows:

	Year Ended December 31,
	2012	2011	Period from August 1, 2005 (inception) through December 31, 2012
General and administrative	$441,983	$449,652	$1,986,610
Research and development	280,828	372,800	1,684,605
Total	$722,811	$822,452	$3,671,215

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Significant components of net deferred tax assets

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets at December 31, 2012 and 2011 are shown below.

	For Years Ended December 31,
	2012	2011
Non-current deferred tax assets
Research tax credit	$2,005,000	$1,631,000
Net operating loss carry forwards	15,700,000	11,720,000
Stock based compensation	446,000	848,000
Total deferred tax assets	18,151,000	14,199,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(10,000)
Total net deferred tax assets	18,141,000	14,189,000
Valuation allowance	(18,141,000)	(14,189,000)
Net deferred tax assets	$-	$-

Reconciliation of the statutory tax rates and the effective tax rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2012 and 2011 are as follows:

	2012		2011
	Amount	Rate	Amount	Rate

Federal tax	$(3,388,000)	34.0%	$(2,689,000)	34.0%
State tax	(592,000)	5.9%	(390,000)	5.9%
R&D Credit	(373,000)	2.7%	(339,000)	4.37%
Incentive stock options	(30,000)	4.7%	(48,000)	7.8%
Valuation allowance	4,383,000	(47.3)%	3,466,000	(52.1)%
Net	$-	-	$-	-

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under operating leases	Future minimum lease payments under operating leases as of December 31, 2012 are as follows:
2013	$69,981
2014	71,816
2015	8,734

Total future minimum lease payments	$150,531

Description of Business - Additional Information (Detail)	Jun. 03, 2008
Organization and Nature of Operations [Line Items]
Percentage of outstanding common stock collectively held by former stockholders of Old Arno	95.00%

Liquidity and Capital Resources - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2005
Working Capital Detail [Line Items]
Cash and cash equivalents	$ 10,943,437	$ 6,678,344	$ 13,528,444	$ 0
Deficit accumulated during the development stage	$ 49,900,782	$ 35,513,000

Merger and Basis of Presentation - Additional information (Detail) (USD $)	1 Months Ended			0 Months Ended	1 Months Ended
	Jun. 03, 2008	Dec. 31, 2012	Dec. 31, 2011	Jun. 02, 2008 Old Arno	Jun. 03, 2008 Old Arno	Jun. 03, 2008 Laurier International Inc
Mergers Acquisitions and Dispositions Disclosures [Line Items]
Shares issuable prior to merger ratio					$ 1.99377
Shares issued in merger					1,611,760	19,291,824
Common stock issued prior to merger		36,364,942	36,304,942			1,100,200
Common stock outstanding prior to merger		36,364,942	36,304,942			1,100,200
Ownership interest					95.00%
Gross proceeds private placement				$ 17,732,000
Number of common stock sold to selected accredited investor				3,691,900
Number of shares issued in business combination				7,360,700
Notes interest rate					6.00%
Number of shares issued on conversion of 6% notes	1,962,338				984,246
Number of securities called by warrants	196,189	110,507,188			98,409
Per share exercise price of warrant	2.42				4.83
Warrant expiration term					5 years
Accumulated deficit	$ 120,538

Straight - Line Method over Remaining Lease Term or Life of Asset (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Office equipment and furniture
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum | Office equipment and furniture
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	7 years

Summary of Significant Accounting Policies - Additional information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Convertible preferred stock, warrants and options have been excluded from the computation of potentially dilutive securities	165,810,057	15,817,737

Basic and Diluted Loss Per Share (Detail) (USD $)	12 Months Ended						17 Months Ended	89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Net loss	$ (14,387,782)	$ (7,909,113)	$ (4,023,026)	$ (6,936,705)	$ (12,913,566)	$ (3,359,697)	$ (370,893)	$ (49,900,782)
Less: Preferred stock dividends	0	(81,651)
Net loss available to common stockholders	$ (14,387,782)	$ (7,990,764)
Weighted-average shares outstanding -basic and diluted (in shares)	36,322,565	34,514,594
Net loss per share - basic and diluted (in dollars per share)	$ (0.4)	$ (0.23)

Potentially Dilutive Securities (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock	0	0

Property and Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer equipment and software	$ 17,721	$ 17,721
Office furniture and equipment	52,242	52,242
Leasehold improvements	8,449	8,449
Total property and equipment	78,412	78,412
Accumulated depreciation	(53,575)	(39,739)
Total property and equipment, net	$ 24,837	$ 38,673

Property and Equipment - Additional information (Detail) (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 13,836	$ 11,677	$ 69,979

Intangible Assets and Intellectual Property - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 01, 2013	Dec. 31, 2012	Dec. 31, 2012 Seventh Anniversary And Annually Thereafter	Feb. 13, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Dec. 31, 2012 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh	Jan. 31, 2012 AR-67 License Agreement University Of Pittsburgh	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Third And Fourth Anniversaries	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Fifth And Sixth Anniversaries	Dec. 31, 2012 AR-67 License Agreement University Of Pittsburgh Seventh Anniversary And Annually Thereafter
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement			$ 350,000	$ 500,000	$ 450,000
Aggregate potential milestone payments				15,100,000
License agreement termination date				2032-2-13
Written notice period for termination of license agreement if breach is not cured				90 days	90 days
Prior written notice period for termination of license agreement by the company for any reason				90 days	90 days
License agreement expiration date					20 years
Annual license fees								200,000	250,000	350,000
Notice period		60 days
Outstanding license fees		250,000				250,000	250,000
Reimbursed Of Past Patent Expenses					174,000					373,000
Outstanding license fees settled amount	$ 235,000

Accrued Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued compensation and related benefits	$ 304,772	$ 272,342
Accrued research and development expense	713,099	915,699
Accrued Liquidated Damages	594,288	0
Accrued other expense	40,000	0
Total accrued liabilities	$ 1,652,159	$ 1,188,041

Convertible Debentures And Notes Payable - Additional information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 18, 2012	Dec. 31, 2012	Jun. 03, 2008	Dec. 31, 2012 Maxim Group Llc	Dec. 31, 2012 Series A Warrant	Nov. 26, 2012 Series A Warrant	Dec. 31, 2012 Series B Warrant	Nov. 26, 2012 Series B Warrant	Nov. 26, 2012 8% Senior Convertible Debentures
Convertible Long Term Notes Payable [Line Items]
Notes interest rate									8.00%
Number of underlying shares to be registered percentage						100.00%		150.00%
Aggregate principal amount of debt									$ 14,857,200
Initial exercise price of warrants			2.42	0.33	0.5	0.5	0.3	0.3
Number of shares called by warrants		110,507,188	196,189	2,270,000	49,524,003	49,524,003	49,524,003	49,524,003
Gross proceeds from issuance on convertible debt and warrant	14,900,000
Placement agent fees and other transaction related expenses	1,200,000
Total value of placement warrant		12,430,525		542,530
Warrant Term		P18M
Minimum subsequent equity financing		12,000,000
Embedded derivative, fair value of embedded derivative asset		7,548,500
Registration payment arrangement defalt percentage of liquidated damages		2.00%
Registration payment arrangement, maximum potential consideration		$ 600,000

Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Warrant liability - 2010 Series A&B	$ 898,722	$ 3,705,472
Debenture conversion feature -2012	7,548,500
Debenture conversion feature -2012	542,530
Warrant liability - 2012 Series A&B	12,430,525
Warrant liability	21,420,277	3,705,472
Quoted Market Prices in Active Markets (Level 1)
Liabilities
Warrant liability - 2010 Series A&B	0	0
Debenture conversion feature -2012	0
Debenture conversion feature -2012	0
Warrant liability - 2012 Series A&B	0
Warrant liability	0	0
Significant Other Observable Inputs (Level 2)
Liabilities
Warrant liability - 2010 Series A&B	0	0
Debenture conversion feature -2012	0
Debenture conversion feature -2012	0
Warrant liability - 2012 Series A&B	0
Warrant liability	0	0
Significant Unobservable Inputs (Level 3)
Liabilities
Warrant liability - 2010 Series A&B	898,722	3,705,472
Debenture conversion feature -2012	7,548,500
Debenture conversion feature -2012	542,530
Warrant liability - 2012 Series A&B	12,430,525
Warrant liability	$ 21,420,277	$ 3,705,472

Summary of Changes in Fair Value of Liabilities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant Liability
Balance at January 1, 2012	$ (3,705,472)	$ (3,420,780)
Purchases, sales and settlements:
Warrants issued	(20,521,555)	0
Total gains or losses:
Unrealized depreciation	2,806,750	(284,692)
Balance at December 31, 2011	$ (21,420,277)	$ (3,705,472)

Warrants and embedded conversion discount derivative liability (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Weighted average term	3 years	4 years
Volatility	200.00%	120.00%
Risk-free interest rate	1.05%	0.83%

Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		17 Months Ended	89 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended
	Nov. 21, 2012	Feb. 09, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2012	Jun. 03, 2008	Dec. 31, 2012 Maxim Group Llc	Dec. 31, 2012 Maxim Partners	Feb. 09, 2011 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2012 Series A Warrant	Nov. 26, 2012 Series A Warrant	Dec. 31, 2012 Series B Warrant	Nov. 26, 2012 Series B Warrant	Aug. 11, 2010 Before Amendment	Aug. 11, 2010 After Amendment	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement	Dec. 31, 2012 Securities Purchase and Registration Rights Agreement Class A Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Class A Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Class B Warrants	Dec. 31, 2012 Securities Purchase and Registration Rights Agreement Class B Warrants	Sep. 03, 2010 Securities Purchase and Registration Rights Agreement Placement Warrants	Dec. 31, 2012 Two And One Half Year Class A Warrants	Dec. 31, 2011 Two And One Half Year Class A Warrants	Dec. 31, 2012 Five Year Series A Warrants	Apr. 25, 2011 Chief Executive Officer	Feb. 09, 2011 COMMON STOCK	Sep. 03, 2010 COMMON STOCK Securities Purchase and Registration Rights Agreement Placement Warrants
Stockholders Equity Note [Line Items]
Stock issued in conversion of convertible securities																												15,274,000
Accrued dividends on the Series A Convertible Preferred Stock satisfied by issuing an additional shares of common stock		$ 319,074		$ 0
Additional shares of common stock issued		319,074
Restricted common stock issued																											250,000
Number of monthly installments over which shares vest																											12
Total fair value of restricted common stock issued																											172,750
Fair value per share of restricted common stock issued																											$ 0.69
Issuance of common stock, per share					$ 0.0001						$ 1
Common stock, shares issued			36,364,942	36,304,942		36,364,942
Common stock, shares outstanding			36,364,942	36,304,942		36,364,942
Preferred stock, shares authorized			35,000,000	35,000,000		35,000,000										10,000,000	35,000,000
Preferred Stock Shares Issued			0	0		0																							15,274,000
Common stock reserved for issuance of warrants			116,286,054
Par value per share of stock issued																													$ 0.0001
Price per share of stock issued																													$ 1
Warrants issued to purchase Company's shares			110,507,188			110,507,188	196,189	2,270,000	2,270,000			49,524,003	49,524,003	49,524,003	49,524,003				1,221,920	1,221,920	6,415,080	6,415,080							1,056,930
Exercise price of warrants							2.42	0.33	0.33			0.5	0.5	0.3	0.3				1	1	1.15	1.15
Term of warrants									5 years			5 years		18 months					5 years		5 years
Proceeds from sale of shares and warrants																		15,300,000
Issuance costs related to financing																		1,800,000
Non cash issuance costs related to financing																		500,000
Purchase price per share, percentage																							110.00%
Derivative liabilities			21,420,276	3,705,472		21,420,276																		900,000	3,700,000	12,400,000
Stock-based compensation costs			57,584	115,168		172,572
Conversion of Stock, Shares Issued										15,274,000
Common stock shares authorized before amendment	500,000,000
Common stock shares authorized after amendment	80,000,000
Placement Fee Paid								1,035,000
Total value of placement warrant			$ 12,430,525			$ 12,430,525		$ 542,530	$ 542,350

Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail)	12 Months Ended
	Dec. 31, 2012	Jun. 03, 2008
Class of Warrant or Right [Line Items]
Warrants Issued	110,507,188	196,189
Exercise Price		2.42
Weighted- Average Exercise Price	0.43
Exercised	0
Warrants Outstanding	110,507,188
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date	Jan 2, 2008
Warrants Issued	299,063
Exercise Price	2.42
Weighted- Average Exercise Price	2.42
Expiration Date	Jan 2, 2013
Exercised	0
Warrants Outstanding	299,063
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date	Jun 2, 2008
Warrants Issued	196,189
Exercise Price	2.42
Weighted- Average Exercise Price	2.42
Expiration Date	Jun 6, 2013
Exercised	0
Warrants Outstanding	196,189
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date	Sep 3, 2010
Warrants Issued	1,221,920
Exercise Price	0.53
Weighted- Average Exercise Price	0.53
Expiration Date	Mar 3, 2013
Exercised	0
Warrants Outstanding	1,221,920
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date	Sep 3, 2010
Warrants Issued	6,415,080
Exercise Price	0.56
Weighted- Average Exercise Price	0.56
Expiration Date	Sep 3, 2015
Exercised	0
Warrants Outstanding	6,415,080
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Sep 3, 2010
Warrants Issued	1,056,930
Exercise Price	1.1
Weighted- Average Exercise Price	1.1
Expiration Date	Sep 3, 2015
Exercised	0
Warrants Outstanding	1,056,930
Warrant 6
Class of Warrant or Right [Line Items]
Grant Date	Nov 26, 2012
Warrants Issued	42,350,002
Exercise Price	0.3
Weighted- Average Exercise Price	0.3
Expiration Date	May 26, 2014
Exercised	0
Warrants Outstanding	42,350,002
Warrant 7
Class of Warrant or Right [Line Items]
Grant Date	Dec 18, 2012
Warrants Issued	7,174,001
Exercise Price	0.3
Weighted- Average Exercise Price	0.3
Expiration Date	Jun 18, 2014
Exercised	0
Warrants Outstanding	7,174,001
Warrant 8
Class of Warrant or Right [Line Items]
Grant Date	Nov 26, 2012
Warrants Issued	42,350,002
Exercise Price	0.5
Weighted- Average Exercise Price	0.5
Expiration Date	Nov 26, 2017
Exercised	0
Warrants Outstanding	42,350,002
Warrant 9
Class of Warrant or Right [Line Items]
Grant Date	Nov 26, 2012
Warrants Issued	2,090,000
Exercise Price	0.33
Weighted- Average Exercise Price	0.33
Expiration Date	Nov 26, 2017
Exercised	0
Warrants Outstanding	2,090,000
Warrant 10
Class of Warrant or Right [Line Items]
Grant Date	Dec 18, 2012
Warrants Issued	7,174,001
Exercise Price	0.5
Weighted- Average Exercise Price	0.5
Expiration Date	Dec 18, 2017
Exercised	0
Warrants Outstanding	7,174,001
Warrant 11
Class of Warrant or Right [Line Items]
Grant Date	Dec 18, 2012
Warrants Issued	180,000
Exercise Price	0.33
Weighted- Average Exercise Price	0.33
Expiration Date	Dec 18, 2017
Exercised	0
Warrants Outstanding	180,000

Stock Option Plan - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended		89 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employees and consultants	Dec. 31, 2011 New President and Chief Executive Officer	Dec. 31, 2011 New Chief Medical Officer	Dec. 31, 2011 Maximum	Dec. 31, 2011 Maximum Employees and consultants	Dec. 31, 2011 Minimum	Dec. 31, 2011 Minimum Employees and consultants	Dec. 31, 2012 2005 Plan	Dec. 31, 2011 2005 Plan	Dec. 31, 2012 2005 Plan	Apr. 25, 2011 2005 Plan	Jun. 03, 2008 2005 Plan	Dec. 31, 2012 2005 Plan Maximum	Dec. 31, 2012 2005 Plan Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan		4,009,345												7,000,000	2,990,655
Term of stock options granted under 2005 Plan (in years)	10 years
Stock option vesting period																4 years	3 years
Shares available for future grants and awards under plan	901,290	51,601	1,077,352
Fair value of options vested under 2005 Plan											$ 863,892	$ 443,507	$ 3,218,757
Total unrecognized estimated compensation cost related to stock options	$ 1,100,000
Total unrecognized estimated compensation cost related to stock options, recognition period	1 year 6 months
Options granted under the Plan		5,054,317		5,054,317	2,354,379	1,750,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price					$ 1	$ 1		$ 2.42		$ 1
Expected Term				10 years	10 years	10 years	10 years		5 years

Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	87.00%
Dividend yield	0.00%
Risk-free interest rates, minimum	1.50%
Risk-free interest rates, maximum	2.00%
Forfeiture rate	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	5 years
Stock price	0.69
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	10 years
Stock price	0.72

Summary of Status of Options Issued And Changes in Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares Available for Grant
Balance at January	51,601	1,077,352
Shares authorized for issuance		4,009,345
Options granted under the Plan		(5,054,317)
Restricted stock granted under the Plan		(250,000)
Options forfeited	849,689	269,221
Balance at December	901,290	51,601
Outstanding Stock Options
Balance at January	6,628,555	1,893,303
Options granted under the Plan		5,054,317
Options exercised		(49,844)
Options forfeited	(849,689)	(269,221)
Balance at December	5,778,866	6,628,555
Exercisable at December 31, 2012	3,566,669
Options Outstanding Weighted-Average Exercise Price
Balance at January	$ 1.31	$ 1.36
Options granted under the Plan		$ 1.03
Options exercised		$ 0.13
Options forfeited	$ 1	$ 1.53
Balance at December 31, 2012	$ 1.11	$ 1.31
Exercisable at December 31, 2012	$ 1.17
Options Outstanding Aggregate Intrinsic Value
Balance at December 31, 2012	$ 0
Exercisable at December 31, 2012	$ 0

Summary of Information about Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	5,778,866	6,628,555	1,893,303
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 1.11	$ 1.31	$ 1.36
Options Exercisable, Total Shares	3,566,669
Options Exercisable, Weighted- Average Exercise Price	$ 1.17
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 1
Options Outstanding, Shares	5,388,133
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 9 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 1
Options Exercisable, Total Shares	3,175,936
Options Exercisable, Weighted- Average Exercise Price	$ 1
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.42
Options Outstanding, Shares	299,066
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	3 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.42
Options Exercisable, Total Shares	299,066
Options Exercisable, Weighted- Average Exercise Price	$ 2.42
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 3
Options Outstanding, Shares	91,667
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	1 year 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 3
Options Exercisable, Total Shares	91,667
Options Exercisable, Weighted- Average Exercise Price	$ 3

Stock-Based Compensation Costs (Detail) (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 57,584	$ 115,168	$ 172,572
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	280,828	372,800	1,684,605
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 441,983	$ 449,652	$ 1,986,610

Related Parties - Additional Information (Detail) (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Related Party Transaction [Line Items]
Total cash services and reimbursed expenses	$ 327,452	$ 655,923	$ 2,131,217
Amount payable to TRC	28,268	84,756	28,268
Two River Consulting Llc
Related Party Transaction [Line Items]
Amount payable to TRC	55,000		55,000
Related Party Transactions Total Billed Amount For Services Rendered	273,171
Related Party Transactions Billed Amount For Services Rendered Per Month	$ 22,764

Pension Plan - Additional information (Detail) (USD $)	1 Months Ended	12 Months Ended		89 Months Ended
	Oct. 01, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	3.00%
Pension Contributions		$ 0	$ 0	$ 16,064

IncomeTaxes - Additional Infornation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Federal tax net operating loss carry-forwards	$ 26,200,000
Operating loss carryforwards, expiration dates	2026
Valuation allowance	14,189,000	18,141,000
Valuation allowance,change in amount	$ 4,400,000

Significant components of net deferred tax assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Non-current deferred tax assets
Research tax credit	$ 2,005,000	$ 1,631,000
Net operating loss carry forwards	15,700,000	11,720,000
Stock based compensation	446,000	848,000
Total deferred tax assets	18,151,000	14,199,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(10,000)
Total net deferred tax assets	18,141,000	14,189,000
Valuation allowance	(18,141,000)	(14,189,000)
Net deferred tax assets	$ 0	$ 0

Reconciliation of statutory tax rates and effective tax rates (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax	$ (3,388,000)	$ (2,689,000)
State tax	(592,000)	(390,000)
R&D Credit	(373,000)	(339,000)
Incentive stock options	(30,000)	(48,000)
Valuation allowance	4,383,000	3,466,000
Net	$ 0	$ 0
Federal tax	34.00%	34.00%
State tax	5.90%	5.90%
R&D Credit	2.70%	4.37%
Incentive stock options	4.70%	7.80%
Valuation allowance	(47.30%)	(52.10%)
Net	0.00%	0.00%

Commitments And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		89 Months Ended	1 Months Ended		0 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Apr. 21, 2011 Glenn Mattes	Jun. 22, 2011 Alexander Zukiwski, M.D	Apr. 22, 2011 Perfomance Based	Apr. 22, 2011 Time Based	Dec. 31, 2012 Flemington Lease	Dec. 31, 2011 Flemington Lease	Aug. 04, 2011 Flemington Lease sqft	Apr. 21, 2011 Scenario, Forecast Glenn Mattes	Jun. 22, 2011 Scenario, Forecast Alexander Zukiwski, M.D
Commitments and Contingencies Disclosure [Line Items]
Lease cancellation fee	$ 53,641
Area of land											4,168
Security deposit		10,455	10,455	10,455
Aggregate minimum future payments under the Flemington Lease									150,531
Purchase commitment, remaining minimum amount committed			4,500,000
Rent expense									85,362	7,351
Initial base salary					100,000	375,000
Increase decrease in base salary												350,000
Annual target performance bonus percentage on base salary					50.00%	50.00%	40.00%	60.00%				50.00%	50.00%
Annual target performance bonus maximum limit												175,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)		7 years 7 months 6 days			10 years	10 years
Share based compensation, options granted,to purchase number of common stock					2,354,379	1,750,000
Share based compensation, options granted, exercise price per share			$ 1.03		$ 1	$ 1
Share based compensation by share based payment award options and exercisable vesting percentage					25.00%	25.00%
Share based compensation by share based payment award options vesting and exercisable date					Apr 25, 2012	Jun 22, 2012
Share based compensation by share based payment award options remaining vesting and exercisable period					12 equal monthly installments							24 equal monthly installments	24 equal monthly installments
Other labor-related expenses													200,000
Stock Issued During Period Additional Shares Restricted Stock					250,000
Total fair value of restricted common stock issued					172,750
Fair value per share of restricted common stock issued					$ 0.69
Stock-based compensation costs		$ 57,584	$ 115,168	$ 172,572

Future minimum lease payments under operating leases (Detail) (USD $)	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2013	$ 69,981
2014	71,816
2015	8,734
Total future minimum lease payments	$ 150,531

Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended	17 Months Ended	1 Months Ended
	Mar. 01, 2013	Dec. 31, 2012	Dec. 31, 2006	Mar. 27, 2013 Subsequent Event	Mar. 21, 2013 Subsequent Event	Jan. 30, 2013 Subsequent Event Board of Directors Chairman	Mar. 28, 2013 Subsequent Event Investor
Subsequent Events [Line Items]
Outstanding license fees		$ 250,000
Notice period		60 days
Loss contingency, damages sought	$250,000
Outstanding license fees settled amount	235,000
Quarterly cash payable						50,000
Granted contractual term						P10Y
Purchase of shares authorized						200,000
Common stock exercise price						$ 0.3
Issuance of common stock, per share			$ 0.0001		$ 0.3
Debentures aggregate principal amount					0
Debt instrument, maturity date					Dec 31, 2015
Debt instrument, interest rate, effective percentage					8.00%
Share issued in first monthly installment of liquidated damages				990,477
Value of share issued in first monthly installment of liquidated damages				297,144
Aggregate principal amount debenture amended							$ 7,875,000